Debt and Warrant Liabilities - Seaport notes (Details) - USD ($)	Jul. 17, 2019	Sep. 30, 2024	Dec. 31, 2023	Sep. 28, 2023	Jun. 13, 2023	Dec. 31, 2022
Debt and Warrant Liabilities
Total accrued and unpaid interests		$ 54,277,109	$ 45,348,977			$ 37,979,648
Outstanding loan balances		102,923,633	88,996,117			72,878,591
Seaport notes
Debt and Warrant Liabilities
Interest rate	12.00%				12.00%
Maximum principal loan amount	$ 4,500,000		12,670,200	$ 10,670,853	$ 10,000,000
Price of option to purchase a percentage of membership interests	$ 10
Denominator to calculate percentage of membership interests	$ 22,500,000				20,010,000
Total accrued and unpaid interests			352,725	500,853
Principal Amount into which accrued interest to be included			12,317,475	$ 10,170,000	$ 7,853,008
Outstanding loan balances		$ 14,299,442	$ 12,670,200			$ 6,252,014